Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 0	$ 0
Investments, at fair value
Total investments at fair value	100,709,015	85,684,081
Investments, at contract value
Stable value anchor account	2,602,023	4,110,237
Total investments	103,311,038	89,794,318
Receivables
Notes receivable from participants	1,015,564	1,032,420
Employer contributions	15,721	14,420
Total receivables	1,031,285	1,046,840
Total assets	104,342,323	90,841,158
Liabilities
Loan payable to HomeTrust Bancshares, Inc.	3,983,871	4,545,263
Contributions received in advance	201,457	0
Total liabilities	4,185,328	4,545,263
Net assets available for benefits per the financial statements	100,156,995	86,295,895
Mutual funds
Investments, at fair value
Total investments at fair value	2,280,666	2,052,277
Collective investment trusts
Investments, at fair value
Total investments at fair value	61,344,103	52,252,882
Self-directed brokerage accounts
Investments, at fair value
Total investments at fair value	2,588,074	2,867,162
HomeTrust Bancshares, Inc. common stock
Investments, at fair value
Total investments at fair value	34,496,172	28,511,760
Allocated
Assets
Cash	0	0
Investments, at contract value
Stable value anchor account	2,602,023	4,110,237
Total investments	88,546,119	76,431,778
Receivables
Notes receivable from participants	1,015,564	1,032,420
Employer contributions	15,721	14,420
Total receivables	1,031,285	1,046,840
Total assets	89,577,404	77,478,618
Liabilities
Loan payable to HomeTrust Bancshares, Inc.	0	0
Contributions received in advance	201,457	0
Total liabilities	201,457	0
Net assets available for benefits per the financial statements	89,375,947	77,478,618
Allocated | Mutual funds
Investments, at fair value
Total investments at fair value	2,280,666	2,052,277
Allocated | Collective investment trusts
Investments, at fair value
Total investments at fair value	61,344,103	52,252,882
Allocated | Self-directed brokerage accounts
Investments, at fair value
Total investments at fair value	2,588,074	2,867,162
Allocated | HomeTrust Bancshares, Inc. common stock
Investments, at fair value
Total investments at fair value	19,731,253	15,149,220
Unallocated
Assets
Cash	0	0
Investments, at contract value
Stable value anchor account	0	0
Total investments	14,764,919	13,362,540
Receivables
Notes receivable from participants	0	0
Employer contributions	0	0
Total receivables	0	0
Total assets	14,764,919	13,362,540
Liabilities
Loan payable to HomeTrust Bancshares, Inc.	3,983,871	4,545,263
Contributions received in advance	0	0
Total liabilities	3,983,871	4,545,263
Net assets available for benefits per the financial statements	10,781,048	8,817,277
Unallocated | Mutual funds
Investments, at fair value
Total investments at fair value	0	0
Unallocated | Collective investment trusts
Investments, at fair value
Total investments at fair value	0	0
Unallocated | Self-directed brokerage accounts
Investments, at fair value
Total investments at fair value	0	0
Unallocated | HomeTrust Bancshares, Inc. common stock
Investments, at fair value
Total investments at fair value	$ 14,764,919	$ 13,362,540